Financial Risk Management (Details) - Schedule of Fair Value and Carrying Value of Financial Instruments - Financial instruments, class [member] - USD ($)		Jun. 30, 2023	Jun. 30, 2022
Amortized costs
Cash and cash equivalents	[1]	$ 2,064,079	$ 1,081,808
Trade and other receivables	[1]	10,454,301	2,061
Fair value through profit or loss
Cash and cash equivalents	[2]	463,594
Short-term investments	[2]	306,034
Total financial assets		13,288,008	1,083,869
Financial Liabilities
Trade and other payables	[1]	9,340,571	1,227,384
Financial debt	[1]	2,645,289
Fair value through profit or loss
Simply Agreement for Future Equity (“SAFE”)			2,860,000
Warrant liabilities	[2]	887,689
Total financial liabilities		12,873,549	4,087,384
Net financial asset /(liability)		$ 414,459	$ (3,003,515)

[1]	Cash, short-term investments, trade and other receivables, prepayments, trade and other payables, and loans payable are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.
[2]	Fair value of short-term investment and warrants has been determined using the quoted market price at the year end (level 1).